Income Taxes - Schedule of Income Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income (loss) before income tax
Non-PRC	$ 146,723	$ 138,908	$ 45,201	$ 94,233
PRC	(103,886)	(223,395)	(93,685)	17,473,476
Income (loss) before income taxes	$ 42,837	$ (84,487)	$ (48,484)	$ 17,567,709